Average Annual Total Returns		12 Months Ended	60 Months Ended	88 Months Ended
	Oct. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
UVA Unconstrained Medium-Term Fixed Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		0.53%	(0.13%)	1.05%
Performance Inception Date	Aug. 18, 2017
UVA Unconstrained Medium-Term Fixed Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.07%)	(1.44%)	(0.18%)
UVA Unconstrained Medium-Term Fixed Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.32%	(0.60%)	0.32%
Bloomberg US Aggregate Bond Total Return Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	6.50%

[1]	The Fund commenced operations on August 18, 2017.